Leases - Schedule of Maturities of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
2026	¥ 30,867
2027	16,070
2028	7,311
2029	5,096
2030	2,567
Thereafter	269
Total remaining undiscounted lease payments	62,180
Less: Interest	2,985
Total present value of lease liabilities	59,195		¥ 101,127
Less: Current operating lease liabilities	29,271	$ 4,086	47,271
Non-current operating lease liabilities	¥ 29,924	$ 4,177	¥ 53,856